Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Raw materials	$2,700	$2,292
Work in progress	2,586	578
Finished goods	235	372

Total inventory	$5,521	$3,242

Inventory consists of the following (in thousands):

	As of December 31,
	2021	2020
Raw materials	$2,292	$2,993
Work in progress	578	647
Finished goods	372	1,177

Total inventory	$3,242	$4,817